Pension And OPEB Plans (Change In Project Benefit Obligations) (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation at beginning of year			$ 3,500	$ 3,307	$ 3,307	$ 3,201
Service cost	$ 7	$ 6	21	18	24	23	$ 25
Interest cost	29	32	89	98	131	134	131
Participant contributions
Assumption of liabilities
Plan amendments
Actuarial (gain) loss					201	106
Benefits paid					(163)	(157)
Projected benefit obligation at end of year					3,500	3,307	3,201
Accumulated benefit obligation at end of year					3,387	3,213
OPEB Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation at beginning of year			1,198	1,116	1,116	1,088
Service cost	2	1	6	5	7	7	7
Interest cost	$ 11	$ 12	$ 33	$ 36	47	49	43
Participant contributions					19	17
Assumption of liabilities						7
Plan amendments					(78)
Actuarial (gain) loss					154	10
Benefits paid					(67)	(62)
Projected benefit obligation at end of year					1,198	1,116	$ 1,088
Accumulated benefit obligation at end of year